Supplement dated December 22, 2015
to
Davis Global Fund
A Portfolio of DAVIS NEW YORK VENTURE FUND, INC.
Summary Prospectus dated March 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Davis Global Fund. The "Portfolio Managers" section of the summary prospectus is amended as below.
Portfolio Managers
As of the date of this Prospectus, the portfolio managers listed below manage a substantial majority of the Fund's assets.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since December 2004	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2004	Vice President, Davis Selected Advisers-NY, Inc.

Supplement dated December 22, 2015
to
Davis International Fund
A Portfolio of DAVIS NEW YORK VENTURE FUND, INC.
Summary Prospectus dated March 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Davis International Fund. The "Portfolio Managers" section of the summary prospectus is amended as below.
Portfolio Managers
As of the date of this Prospectus, the portfolio managers listed below manage a substantial majority of the Fund's assets.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since December 2006	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2006	Vice President, Davis Selected Advisers-NY, Inc.

Supplement dated December 22, 2015
to
Davis Global Fund
Davis International Fund
Portfolios of DAVIS NEW YORK VENTURE FUND, INC.
Statutory Prospectus dated March 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Davis Global Fund and Davis International Fund.
▪	The "Portfolio Managers" section of the statutory prospectus, within the "Management" section of the "Fund Summary," is amended as below.
Portfolio Managers
As of the date of this Prospectus, the portfolio managers listed below manage a substantial majority of the Fund's assets.
DAVIS GLOBAL FUND
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since December 2004	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2004	Vice President, Davis Selected Advisers-NY, Inc.

DAVIS INTERNATIONAL FUND
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since December 2006	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since December 2006	Vice President, Davis Selected Advisers-NY, Inc.

▪	The "Portfolio Managers" section of the statutory prospectus, within the "Management and Organization" section of the prospectus, is amended as below.
Portfolio Managers
Davis Global Fund and Davis International Fund. Danton Goei is primarily responsible for the day-to-day management of the Funds' portfolios. Christopher Davis serves as the Chair of Davis Advisors' Portfolio Review Committee and, as part of this service, Mr. Davis has general oversight responsibilities for the Funds. A limited portion of the Funds' assets may be managed by Davis Advisors' research analysts, subject to review by Christopher Davis and the Portfolio Review Committee.
•
Christopher Davis has served as a Portfolio Manager of both Davis Global Fund and Davis International Fund since their inceptions in December 2004 and December 2006, respectively. Mr. Davis also serves as a Portfolio Manager for other equity funds advised by Davis Advisors. Mr. Davis joined Davis Advisors in September 1989.

•
Danton Goei has served as a Portfolio Manager of both Davis Global Fund and Davis International Fund since their inceptions in December 2004 and December 2006, respectively. Mr. Goei also serves as a Portfolio Manager or research analyst for other equity funds advised by Davis Advisors. Mr. Goei joined Davis Advisors in November 1998.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' investments in the Funds.

Supplement dated December 22, 2015
to
Davis Global Fund and Davis International Fund
Portfolios of DAVIS NEW YORK VENTURE FUND, INC.
Statement of Additional Information dated March 1, 2015
As of January 1, 2016, Tania Pouschine will be removed as a portfolio manager of Davis Global Fund and Davis International Fund.
▪	The "Portfolio Managers" section of the statement of additional information is amended as below.
Davis Global Fund and Davis International Fund. Danton Goei is primarily responsible for the day-to-day management of the Funds' portfolios. Christopher Davis serves as the Chair of Davis Advisors' Portfolio Review Committee and, as part of this service, Mr. Davis has general oversight responsibilities for the Funds. A limited portion of the Funds' assets may be managed by Davis Advisors' research analysts, subject to review by Christopher Davis and the Portfolio Review Committee.
The Following Tables Reflect Information as of October 31, 2014:
Davis Global Fund
Portfolio Managers	Dollar Range of Fund Shares Owned(1)	Number of RICs(3)	Assets(2) in RICs in millions	Number of OPIV(4)	Assets(2) in OPIV(4) in millions	Number of OA(5)	Assets in OA(5) in millions
C. Davis	Over $1 Million	12	$15,587	10	$612	60	$4,202
D. Goei	$500k-$1 Million	9	$13,923	10	$444	55	$2,804
Davis International Fund
Portfolio Managers	Dollar Range of Fund Shares Owned(1)	Number of RICs(3)	Assets(2) in RICs in millions	Number of OPIV(4)	Assets(2) in OPIV(4) in millions	Number of OA(5)	Assets in OA(5) in millions
C. Davis	Over $1 Million	12	$15,758	10	$612	60	$4,202
D. Goei	$100k-$500k	9	$14,018	10	$444	55	$2,804

▪	The "Structure of Compensation" section of the statement of additional information is amended as below.
Christopher Davis' compensation for services provided to the Adviser consists of a base salary. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.
Danton Goei's compensation for services provided to the Adviser consists of: (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity ("Units") in Davis Selected Advisers, L.P., including Units, and/or phantom Units; and (iv) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the Fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the Fund's benchmark index, as described in the Fund's prospectus or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund these portfolio managers manage or assist on. In limited cases, such incentive compensation is tied on a memorandum basis to the performance of the portion of the Fund ("sleeve") managed by the analyst versus the Fund's benchmark. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.